Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2022
Document Effective Date	May 01, 2022
Prospectus Date	May 01, 2022